Net defined benefits liability_Current service cost net interest income loss gain on the curtailment or settlement and remeasurements recognized (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Postemployment benefit expense defined benefit plans [Abstract]
Current service cost		₩ 174,509	₩ 163,369	₩ 144,394
Net interest income (expense)		119	1,756	(1,682)
Cost recognized in net income		174,628	165,125	142,712
Remeasurements	[1]	(13,492)	48,641	115,637
Cost recognized in total comprehensive income		161,136	213,766	258,349
Retirement benefit service costs defined contribution plans		₩ 3,827	₩ 3,297	₩ 2,437

[1]	Amount before tax